WARRANTS (Tables)	12 Months Ended
Dec. 31, 2016
Warrants Exercisable at any Time after Commitment Date to Purchase Shares of the Company's ADS

The warrants are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Company’s ADS as follows:

Warrants	Principal Amount		Exercise Price
Tranche I	US$	5,000,000	US$	1.5
Tranche A	US$	2,750,000	US$	2.6
Tranche B	US$	1,650,000	US$	5.2
Tranche C	US$	550,000	US$	7.8

Assumptions Used in Black-Scholes Option Pricing Model for Warrants

The assumptions used in the Black-Scholes option pricing model for the warrants were as follows:

Warrants	Tranche I	Tranche A	Tranche B	Tranche C
Risk-free interest rate	1.68	1.17	1.17	1.17%
Expected volatility of common stock	70.04	80.65	80.65	80.65%
Dividend yield	0.00	0.00	0.00	0.00%
Expected life of warrants	3.9 years	1.9 years	1.9 years	1.9 years